UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Maturity Municipal

Income Funds

Annual Report

March 31, 2013

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2013

Eaton Vance

Limited Maturity Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

AMT-Free Limited Maturity Municipal Income Fund	4
National Limited Maturity Municipal Income Fund	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	11

Report of Independent Registered Public Accounting Firm	43

Federal Tax Information	44

Management and Organization	45

Important Notices	47

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Two intertwined forces dominated fixed-income markets during the one-year period ended March 31, 2013: a low interest-rate environment that drove investors to search for yield and investors’ increased appetite for risk. Highly accommodative monetary policies instituted by central banks around the world pushed interest rates to historic lows. The U.S. Federal Reserve (the Fed) acted several times during the period to maintain downward pressure on rates. In the spring of 2012, the Fed extended Operation Twist, the central bank’s swapping of its short-term holdings for long-term Treasury bonds. In September 2012, the Fed began purchasing approximately $40 billion of agency mortgage-backed securities (MBS) monthly. And in December 2012, it replaced Operation Twist, which was expiring, with outright purchases of approximately $45 billion more of Treasuries each month — for a combined monthly total of about $85 billion in quantitative easing. This downward pressure on yields drove investors to look elsewhere for income. The result was that many investors increased their allocation to higher-yielding bonds, which pushed up prices for those securities.

At the same time, improving economic conditions made fixed-income investors seem more comfortable with riskier asset classes. In the United States, unemployment began to decline, and the battered housing market appeared to be finally turning around. Overseas, actions by the European Central Bank calmed many investors’ fears that Europe’s debt crisis would lead to a fracturing of the eurozone. Just weeks before period-end, however, a bank crisis in Cyprus reminded investors that Europe’s economic woes are not over.

Against this backdrop, municipal bonds rallied during the one-year period ended March 31, 2013, led by the long end of the yield curve and lower credit-quality6 bonds. The Barclays Capital Municipal Bond Index2, a measure of the broad U.S. municipal bond market, returned 5.25% for the period. During the same time frame, the Funds’ benchmark, the Barclays Capital 7 Year Municipal Bond Index (the Index) — an unmanaged index of municipal bonds traded in the United States with maturities ranging from six to eight years — rose 4.41%.

As yields on high-quality bonds fell, investors moved out on the yield curve, buying longer-maturity municipal bonds to potentially take advantage of higher yields at the long end of the yield curve. In their quest for income, investors also favored lower-quality, higher-yielding issues. As a result, longer-duration7, lower-credit-quality bonds were the best performers in the municipal space during the period.

The ratio of 10-year AAA municipal yields to 10-year Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax exempt — began the period at 95.48% and ended the period at 103.24%. Therefore, for the one-year period ended March 31, 2013, Treasuries outperformed municipal bonds. However, at period-end, municipal bonds were attractive relative to Treasuries because they offered higher yields than Treasuries, on both an absolute and tax-equivalent basis.

Fund Performance

For the fiscal year ended March 31, 2013, both Funds outperformed the 4.41% return of the Index. Eaton Vance AMT-Free Limited Maturity Municipal Income Fund Class A shares at net asset value (NAV) had a total return of 4.49%, while Eaton Vance National Limited Maturity Municipal Income Fund Class A shares at NAV returned 4.88%.

The Funds’ overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Funds seek to maintain a dollar-weighted average portfolio duration of between three and nine years to attempt to capture potentially more attractive yields compared with shorter-maturity bonds, but seek to avoid the potentially higher interest-rate risk and volatility of longer-maturity bonds.

While the Index includes only bonds with maturities of six to eight years, the Funds may invest in individual municipal obligations of any maturity and own some longer-maturity bonds in order to capture their potentially higher yields and greater tax-exempt income payments.8 The Funds hedge to various degrees against the greater potential risk of volatility in the area of the yield curve beyond eight years by using Treasury futures in seeking to provide some downside protection. In addition, Eaton Vance AMT-Free Limited Maturity Municipal Income Fund avoids bonds with income that is taxable under the Alternative Minimum Tax (AMT).

For the 12-month period, the Funds’ strategy of overweighting longer-maturity bonds, relative to the Index, contributed to performance versus the Index during a period when longer-maturity bonds outperformed. Specifically, performance versus the Index of both Funds benefited from an overweighting in bonds with maturities of 10 years and longer, which are not held by the Index. Overweights in hospital and industrial development revenue (IDR) bonds also aided relative performance versus the Index for both Funds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Management’s Discussion of Fund Performance1 — continued

Fund-specific Results

For Eaton Vance AMT-Free Limited Maturity Municipal Income Fund, security selection in AA-rated issues contributed to performance versus the Index as well. Additional contributors to relative performance versus the Index of Eaton Vance National Limited Maturity Municipal Income Fund included an overweighting and security selection in A-rated and BBB-rated bonds, and security selection in hospital and IDR issues.

In contrast, the Funds’ hedging strategy detracted from the relative performance versus the Index of both Funds during the one-year period. Hedging interest-rate volatility through the use of Treasury futures, a risk management strategy, is intended to moderate performance versus the Index and volatility on both the upside and the downside. So in a period when municipal and Treasury bonds saw strong performance versus the Index, the Funds’ hedge mitigated a portion of the Funds’ positive performance versus the Index and, as intended, reduced the Funds’ volatility during the period.

An underweighting in Illinois, which had the worst credit rating of any state, also detracted from relative performance versus the Index for both Funds. Illinois municipal bonds performed well during a period when investors favored lower-rated, higher-yielding issues, as they pursued yield during a time of historically low interest rates.

A relative underweighting in A-rated bonds, the best-performing ratings category in the Index, also detracted from relative performance versus the Index for Eaton Vance AMT-Free Limited Maturity Municipal Income Fund. Security selection in zero-coupon bonds also hurt relative performance versus the Index of Eaton Vance National Limited Maturity Municipal Income Fund.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

March 31, 2013

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	06/27/1996	4.49%	4.55%	3.58%	—
Class A with 2.25% Maximum Sales Charge	—	2.10	4.08	3.35	—
Class C at NAV	12/08/1993	3.69	3.77	2.81	—
Class C with 1% Maximum Sales Charge	—	2.69	3.77	2.81	—
Class I at NAV	08/03/2010	4.74	—	—	4.38%
Barclays Capital 7 Year Municipal Bond Index	—	4.41%	6.01%	4.95%	—

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.89%	1.63%	0.73%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.69%	1.99%	2.82%
Taxable-Equivalent Distribution Rate			4.75	3.52	4.98
SEC 30-day Yield			1.10	0.39	1.28
Taxable-Equivalent SEC 30-day Yield			1.94	0.69	2.26

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2003	$13,193	N.A.
Class I	$250,000	08/03/2010	$280,200	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

March 31, 2013

Fund Profile

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	06/27/1996	4.88%	4.74%	4.08%	—
Class A with 2.25% Maximum Sales Charge	—	2.48	4.26	3.84	—
Class B at NAV	05/22/1992	4.10	3.95	3.30	—
Class B with 3% Maximum Sales Charge	—	1.10	3.95	3.30	—
Class C at NAV	12/08/1993	4.10	3.97	3.30	—
Class C with 1% Maximum Sales Charge	—	3.10	3.97	3.30	—
Class I at NAV	10/01/2009	5.04	—	—	4.35%
Barclays Capital 7 Year Municipal Bond Index	—	4.41%	6.01%	4.95%	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.68%	1.43%	1.43%	0.53%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.97%	2.28%	2.28%	3.11%
Taxable-Equivalent Distribution Rate		5.25	4.03	4.03	5.49
SEC 30-day Yield		1.50	0.79	0.79	1.69
Taxable-Equivalent SEC 30-day Yield		2.65	1.40	1.40	2.99

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	03/31/2003	$13,843	N.A.
Class C	$10,000	03/31/2003	$13,842	N.A.
Class I	$250,000	10/01/2009	$290,200	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Fund Profile

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

[8]	A portion of the Eaton Vance National Limited Maturity Municipal Income Fund’s distributions generally will be subject to alternative minimum tax.

Fund profile subject to change due to active management.

Important Notice to Shareholders

At the close of business on February 22, 2013, Class B shares of AMT-Free Limited Maturity Municipal Income Fund were merged into Class A shares.

8

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.30	$4.21	0.84%
Class C	$1,000.00	$1,005.30	$7.95	1.59%
Class I	$1,000.00	$1,010.10	$3.46	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.23	0.84%
Class C	$1,000.00	$1,017.00	$8.00	1.59%
Class I	$1,000.00	$1,021.50	$3.48	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

9

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Fund Expenses — continued

Eaton Vance National Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.90	$3.30	0.66%
Class B	$1,000.00	$1,005.20	$7.05	1.41%
Class C	$1,000.00	$1,004.70	$7.05	1.41%
Class I	$1,000.00	$1,008.60	$2.55	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.33	0.66%
Class B	$1,000.00	$1,017.90	$7.09	1.41%
Class C	$1,000.00	$1,017.90	$7.09	1.41%
Class I	$1,000.00	$1,022.40	$2.57	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

10

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments

Tax-Exempt Investments — 100.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,172,400

		$1,172,400

Education — 7.0%
Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$500	$596,345
University of Cincinnati, OH, 4.00%, 6/1/25	395	432,035
University of Cincinnati, OH, 4.00%, 6/1/26	170	184,265
University of Houston, TX, 5.00%, 2/15/21	1,000	1,185,020
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,226,940
University of Virginia, VA, 4.00%, 6/1/26	755	855,951
Vermont Educational and Health Buildings Financing Agency Revenue, (St Michael’s College), 5.00%, 10/1/25	500	570,945

		$5,051,501

Electric Utilities — 8.0%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$352,386
California Department of Water Resource Power Supply, 5.00%, 5/1/22	670	786,078
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,000	1,125,020
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	525,260
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	800	970,776
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	270	270,872
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	505,690
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,215,650

		$5,751,732

General Obligations — 22.9%
Banks School District No. 13, Washington County, OR, 3.00%, 6/15/22	$365	$402,194
Birmingham, MI, Public School District, 4.00%, 5/1/24	1,250	1,412,487
Bonneville and Bingham Counties, ID, Joint School District No. 93, 4.00%, 9/15/22	700	822,136
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/29	750	890,797
California, 5.00%, 2/1/26	1,500	1,759,965
Kentwood, MI, Public Schools, 4.00%, 5/1/21	40	46,815
Kentwood, MI, Public Schools, 4.00%, 5/1/23	225	260,631
Kootenai County, ID, School District No. 271, 4.00%, 9/15/25	605	679,808

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Maryland State and Local Facilities, 4.00%, 3/1/26	$1,500	$1,670,190
Massachusetts, 0.75%, 11/1/25(1)	1,500	1,472,430
New York, 4.00%, 3/1/23	1,500	1,744,185
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,500	1,739,250
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17	30	32,726
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18	30	33,016
Scarborough, ME, 5.00%, 11/1/26(2)	1,000	1,203,260
Virginia, 5.00%, 6/1/28	1,500	1,794,900
Wilmington, DE, 5.00%, 12/1/25	500	588,620

		$16,553,410

Hospital — 10.5%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$750	$821,647
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,209,000
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,136,200
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,108,970
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	300,053
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,474,951
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	445	467,108
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	625	620,187
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	230,062
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	207,037

		$7,575,215

Industrial Development Revenue — 0.5%
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	$335	$367,887

		$367,887

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 4.4%
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,289,060
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,000	794,500
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,126,070

		$3,209,630

Insured – Electric Utilities — 2.9%
Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,157,390
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	975,945

		$2,133,335

Insured – Escrowed / Prerefunded — 1.6%
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$1,000	$1,179,010

		$1,179,010

Insured – General Obligations — 2.4%
New York, NY, (AGM), 5.00%, 4/1/22	$500	$562,155
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,141,590

		$1,703,745

Insured – Special Tax Revenue — 4.6%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$2,000	$1,462,120
Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	700	857,360
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	1,022,330

		$3,341,810

Insured – Transportation — 2.3%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,183,640
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	497,990

		$1,681,630

Insured – Water and Sewer — 3.7%
Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,175,180
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,182,100
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	310,473

		$2,667,753

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 0.9%
Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	$530	$636,413

		$636,413

Other Revenue — 2.5%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	$500	$606,150
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,172,490

		$1,778,640

Senior Living / Life Care — 1.5%
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$225	$242,231
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	300,110
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(3)	590	294,959
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	250	274,597

		$1,111,897

Special Tax Revenue — 3.8%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$500	$607,160
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	60	61,433
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	95	96,167
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(4)	35	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	19,684
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	60	26,050
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	40	36,684
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	45	21,414
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	115	116,437
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	102,446
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,265	1,589,814

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(5)	$20	$5,806
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(5)	100	65,005

		$2,748,100

Student Loan — 3.8%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,000	$1,108,970
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16(6)	1,500	1,657,485

		$2,766,455

Transportation — 12.0%
Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,198,730
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,217,980
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	597,330
Massachusetts Port Authority, 5.00%, 7/1/26	500	597,930
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,513,437
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,170,570
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,171,560
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,177,830

		$8,645,367

Water and Sewer — 3.8%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$200	$224,186
Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,000	1,295,040
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	795,344
Post Falls, ID, Water Revenue, 3.00%, 3/1/20	185	204,430
Post Falls, ID, Water Revenue, 3.50%, 3/1/21	100	114,240
Post Falls, ID, Water Revenue, 3.50%, 3/1/23	100	113,211

		$2,746,451

Total Tax-Exempt Investments — 100.7% (identified cost $66,243,780)		$72,822,381

Other Assets, Less Liabilities — (0.7)%		$(507,103)

Net Assets — 100.0%		$72,315,278

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	10.2%
Others, representing less than 10% individually	90.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 21.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 6.8% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2013.

(2)	When-issued security.

(3)	Security is in default and making only partial interest payments.

(4)	Defaulted bond.

(5)	Defaulted matured bond.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments

Tax-Exempt Investments — 99.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.8%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$160	$160,114
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,331,759
Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	9,215	11,064,266
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,773,220
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	2,000	2,451,980
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,680,492
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	660	677,978
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	351,772
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,156,545
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,000	11,809,900
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,340,400

		$41,798,426

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$275	$279,810

		$279,810

Education — 5.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$574,485
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	565,190
Illinois Educational Facilities Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,000	2,061,680
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(2)	250	99,960
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	315	328,951
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,986,080
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,750	3,496,570
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	4,500	5,336,865

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	$500	$512,305
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	30,571
Ohio State University, General Receipts, 5.00%, 12/1/23	225	269,105
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,187,130
University of California, 5.00%, 5/15/21	500	588,445
University of Cincinnati, OH, 4.00%, 6/1/25	4,340	4,746,918
University of Cincinnati, OH, 4.00%, 6/1/26	1,880	2,037,751
University of Delaware, 5.00%, 11/1/22(3)	1,200	1,515,756
University of Illinois, 0.00%, 4/1/15	1,700	1,669,723
University of Illinois, 0.00%, 4/1/16	1,000	966,670
University of New Mexico, 5.00%, 6/1/26	1,000	1,199,070
University of Texas, 5.25%, 7/1/26	5,245	6,812,258
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,449,174
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	779,314
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	653,212

		$39,867,183

Electric Utilities — 7.5%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,948,005
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,400	2,487,432
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,866,641
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,306,380
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,200	3,883,104
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,701,550
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,468,940
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,698,835
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,936,800
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14(5)	2,500	2,612,550
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	816,641
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,693,672
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	500	509,165

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	$8,500	$9,619,620
Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,500	2,519,500

		$54,068,835

Escrowed / Prerefunded — 1.4%
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$225	$235,028
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	816,479
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,480,600
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	373,888
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,363,268
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	3,625	4,020,342

		$10,289,605

General Obligations — 18.1%
Austin, TX, 4.00%, 9/1/28	$3,000	$3,260,250
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 4.00%, 6/15/25	5,000	5,594,900
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,423,422
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	767,157
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/27	1,145	1,378,271
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/23	1,005	1,245,095
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/24	1,730	2,121,914
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,201,030
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	3,670	4,026,871
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,266,860
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,833,675
Gwinnett County, GA, School District, 5.00%, 2/1/29(5)	5,400	6,722,838
Hamilton, OH, School District, 6.15%, 12/1/15	500	573,565
Howell, MI, Public Schools, 4.00%, 5/1/19	500	570,815
Howell, MI, Public Schools, 4.00%, 5/1/20	300	343,731
Howell, MI, Public Schools, 4.00%, 5/1/21	1,275	1,461,749
Howell, MI, Public Schools, 4.50%, 5/1/27	2,340	2,632,898
Howell, MI, Public Schools, 5.00%, 5/1/22	1,100	1,351,702
Kentwood, MI, Public Schools, 4.00%, 5/1/21	615	719,778

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Kentwood, MI, Public Schools, 4.00%, 5/1/23	$2,475	$2,866,941
Kootenai County, ID, School District No. 271 Coeur D’Alene, 4.00%, 9/15/24	1,185	1,344,655
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	11,805,000
Michigan, 6.00%, 11/1/22	2,985	3,661,729
New York, 4.00%, 3/1/23	5,675	6,598,833
North Carolina, 5.00%, 5/1/22	10,000	12,735,000
Oregon, (Oregon University System), 5.00%, 8/1/24	2,960	3,680,642
Oregon, (Oregon University System), 5.00%, 8/1/26	1,500	1,836,270
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,466,150
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17	305	332,709
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18	310	341,164
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	11,999,696
Scarborough, ME, 4.00%, 11/1/24(3)	720	816,566
Scarborough, ME, 5.00%, 11/1/25(3)	1,045	1,270,689
Virginia, 4.00%, 6/1/26	15,000	17,223,450
Wake County, NC, 5.00%, 3/1/24	10,000	12,933,200

		$130,409,215

Health Care – Miscellaneous — 0.2%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,045,180
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	109	109,842

		$1,155,022

Hospital — 6.6%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$5,250	$5,751,532
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	593,305
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	604,500
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	1,000	1,064,890
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	7,076,400
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,530,600
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,205	1,378,183
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,860	2,100,796

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	$2,835	$3,193,429
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	3,011,436
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,103,460
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,849,881
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,463,513
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,000	1,001,810
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,774,412
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	500	525,675
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,145,210
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,705	1,877,273
Norfolk, VA, Economic Development Authority, 5.00%, 11/1/27	2,500	2,839,875
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,086,083
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,139,217
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,143,000
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	303,930
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	2,029,142

		$47,587,552

Housing — 0.1%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$245	$260,533
Sandoval County, NM, MFMR, 6.00%, 5/1/32(4)	600	599,958
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	95	53,189

		$913,680

Industrial Development Revenue — 4.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$7,093,878
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,415	2,505,297

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	$500	$510,475
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,025,350
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,410	733,750
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	2,005,295
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	12,113,274
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,828,453
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,533,677

		$31,349,449

Insured – Education — 1.7%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$364,249
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	628,455
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,124,830
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,385,187
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,376,318
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,442,017

		$12,321,056

Insured – Electric Utilities — 1.0%
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$600	$639,702
Cape May County, NJ, Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	560	729,882
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,375,750
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	579,290
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	624,354
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,092,100

		$7,041,078

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 1.3%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,883
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,378,950
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	397,471
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,859,099

		$9,079,403

Insured – General Obligations — 8.6%
Boston, MA, (NPFG), 0.125%, 3/1/22	$8,000	$6,451,120
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	5,913,765
Clearview, NJ, Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	245	256,427
Freehold, NJ, Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	296,378
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	992,930
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,194,545
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,543,080
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,338,362
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	797,006
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,863,000
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,384,723
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,678,496
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,440	3,724,213
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,346,240
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,000	1,002,220
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	978,900
Washington, (AMBAC), 0.00%, 12/1/22	10,000	7,950,200
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	4,275	3,580,227

		$62,291,832

Insured – Hospital — 1.2%
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	$500	$517,955
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,405	3,900,870
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	4,290,385

		$8,709,210

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 1.0%
California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$215	$222,261
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	1,000	1,104,110
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,533,250

		$6,859,621

Insured – Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	$160	$200,459

		$200,459

Insured – Special Tax Revenue — 5.3%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$875	$921,550
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,155,400
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	10,000	12,641,000
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,117,420
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,425,350
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	6,141,292
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	266,502
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	585,800

		$38,254,314

Insured – Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,920	$3,276,736

		$3,276,736

Insured – Transportation — 4.0%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,236,904
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,175,860
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	9,032,887
New Jersey Transportation Trust Fund Authority, (AGC), (AMBAC), 0.00%, 12/15/24	10,000	6,431,300
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	6,245,850
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,233,118

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	$1,750	$2,125,025
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	759,789
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	799,436

		$29,040,169

Insured – Water and Sewer — 1.9%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$2,000	$2,005,880
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,690,781
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,250	4,206,182
North Hudson, NJ, Sewer Authority, (NPFG), 5.125%, 8/1/22	1,000	1,266,900
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,199,204
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/16	565	529,648
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/17	565	516,060
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/18	565	499,991

		$13,914,646

Lease Revenue / Certificates of Participation — 2.6%
California Public Works, (University of California), 5.25%, 6/1/20	$500	$621,470
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	6,032,216
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,529,990
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,184,877
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	4,385	5,414,598
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,915,863

		$18,699,014

Other Revenue — 1.9%
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	$1,220	$1,049,542
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(4)	4,500	3,820,815
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	55	54,997
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	510	489,564
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	307,296
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,825	1,995,911
Seminole Tribe, FL, 5.75%, 10/1/22(4)	5,250	5,814,847

		$13,532,972

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.0%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,612,614
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,275	1,372,639
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	420	436,372
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	460	500,057
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	495	247,465
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	460,524
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,350,555

		$6,980,226

Special Tax Revenue — 2.2%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$1,360	$1,651,475
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	262	226,096
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	160	163,821
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,358,340
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	315	318,871
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	20	19,743
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,276,780
Michigan Trunk Line, 5.00%, 11/15/22	345	423,622
Michigan Trunk Line, 5.00%, 11/15/23	600	730,074
Michigan Trunk Line, 5.00%, 11/15/24	1,100	1,325,621
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,310,001
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,352,820
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,752,030
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	190	191,545
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	280	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	155	122,045
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	171,493
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	240	220,102

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	$310	$147,517
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	685	693,562
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,015	1,039,827
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22(3)	350	383,978
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23(3)	310	335,637
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24(3)	360	383,497
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(7)	275	79,827
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(7)	300	195,015

		$16,873,339

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,144,780

		$1,144,780

Transportation — 13.8%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$603,155
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,561,870
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	4,750	5,681,190
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,242,651
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	591,405
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,500	2,542,350
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,565,900
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	6,063,050
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	6,003,200
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	9,010,050
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,772,655
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	6,000	7,369,440
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	6,053,750
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/25	1,000	1,132,790

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/26	$890	$997,797
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,246,730
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	11,000	12,611,170
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	10,000	11,787,200
Virginia Transportation Board, 4.00%, 3/15/25	5,145	5,703,284

		$98,539,637

Water and Sewer — 1.4%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$1,300	$1,457,209
Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	1,610	1,847,733
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	5,013,129
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	559,042
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,246,480

		$10,123,593

Total Tax-Exempt Investments — 99.2% (identified cost $647,600,179)		$714,600,862

Other Assets, Less Liabilities — 0.8%		$6,006,087

Net Assets — 100.0%		$720,606,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	12.0%
Others, representing less than 10% individually	87.2%

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 26.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 13.6% of total investments.

(1)	Amount is less than 0.05%.

(2)	Defaulted bond.

(3)	When-issued security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $12,341,373 or 1.7% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security is in default and making only partial interest payments.

(7)	Defaulted matured bond.

20	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Statements of Assets and Liabilities

	March 31, 2013
Assets	AMT-Free Limited Fund	National Limited Fund
Investments —
Identified cost	$66,243,780	$647,600,179
Unrealized appreciation	6,578,601	67,000,683
Investments, at value	$72,822,381	$714,600,862
Cash	$20,702	$3,346,935
Restricted cash*	135,000	699,000
Interest receivable	747,369	8,079,340
Receivable for investments sold	2,130,843	428,502
Receivable for Fund shares sold	324,056	524,366
Receivable for variation margin on open financial futures contracts	11,297	27,750
Total assets	$76,191,648	$727,706,755

Liabilities
Demand note payable	$2,500,000	$—
Payable for when-issued securities	1,188,170	4,659,748
Payable for Fund shares redeemed	6,550	961,212
Distributions payable	81,282	926,077
Payable to affiliates:
Investment adviser fee	25,263	245,774
Distribution and service fees	20,070	158,043
Accrued expenses	55,035	148,952
Total liabilities	$3,876,370	$7,099,806
Net Assets	$72,315,278	$720,606,949

Sources of Net Assets
Paid-in capital	$67,618,681	$707,790,059
Accumulated net realized loss	(1,715,454)	(53,997,575)
Accumulated undistributed (distributions in excess of) net investment income	(67,566)	35,110
Net unrealized appreciation	6,479,617	66,779,355
Net Assets	$72,315,278	$720,606,949

Class A Shares
Net Assets	$50,527,770	$343,994,195
Shares Outstanding	4,848,745	33,133,687
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.42	$10.38
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.66	$10.62

Class B Shares
Net Assets	$—	$3,553,466
Shares Outstanding	—	342,099
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$10.39

Class C Shares
Net Assets	$17,639,656	$144,911,093
Shares Outstanding	1,792,018	14,879,686
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$9.74

Class I Shares
Net Assets	$4,147,852	$228,148,195
Shares Outstanding	397,726	21,976,280
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.43	$10.38

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

21	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Statements of Operations

	Year Ended March 31, 2013
Investment Income	AMT-Free Limited Fund	National Limited Fund
Interest	$2,678,201	$28,271,722
Total investment income	$2,678,201	$28,271,722

Expenses
Investment adviser fee	$286,286	$2,952,711
Distribution and service fees
Class A	74,762	521,223
Class B	4,409	38,069
Class C	153,442	1,301,992
Trustees’ fees and expenses	3,176	28,861
Custodian fee	46,588	220,930
Transfer and dividend disbursing agent fees	23,142	245,242
Legal and accounting services	39,610	78,773
Printing and postage	10,470	43,311
Registration fees	54,675	79,001
Miscellaneous	29,292	82,946
Total expenses	$725,852	$5,593,059
Deduct —
Reduction of custodian fee	$671	$4,836
Total expense reductions	$671	$4,836

Net expenses	$725,181	$5,588,223

Net investment income	$1,953,020	$22,683,499

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,091,393	$490,527
Financial futures contracts	(321,867)	(2,206,152)
Net realized gain (loss)	$769,526	$(1,715,625)
Change in unrealized appreciation (depreciation) —
Investments	$261,814	$13,566,242
Financial futures contracts	(163,300)	(806,314)
Net change in unrealized appreciation (depreciation)	$98,514	$12,759,928

Net realized and unrealized gain	$868,040	$11,044,303

Net increase in net assets from operations	$2,821,060	$33,727,802

22	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets

	Year Ended March 31, 2013
Increase (Decrease) in Net Assets	AMT-Free Limited Fund	National Limited Fund
From operations —
Net investment income	$1,953,020	$22,683,499
Net realized gain (loss) from investment transactions and financial futures contracts	769,526	(1,715,625)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	98,514	12,759,928
Net increase in net assets from operations	$2,821,060	$33,727,802
Distributions to shareholders —
From net investment income
Class A	$(1,467,138)	$(11,205,764)
Class B	(10,864)	(104,864)
Class C	(373,473)	(3,576,017)
Class I	(53,308)	(7,812,800)
Total distributions to shareholders	$(1,904,783)	$(22,699,445)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,804,333	$57,305,213
Class B	64,923	559,106
Class C	3,798,225	25,771,457
Class I	4,055,811	89,893,077
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,167,888	9,212,547
Class B	6,825	83,465
Class C	272,051	2,465,525
Class I	47,632	1,287,302
Cost of shares redeemed
Class A	(13,015,679)	(80,621,983)
Class B	(145,172)	(915,365)
Class C	(2,527,593)	(24,389,210)
Class I	(974,371)	(96,381,681)
Net asset value of shares exchanged
Class A	82,607	1,018,124
Class B	(82,607)	(1,018,124)
Net asset value of shares merged*
Class A	451,630	—
Class B	(451,630)	—
Net increase (decrease) in net assets from Fund share transactions	$5,554,873	$(15,730,547)

Net increase (decrease) in net assets	$6,471,150	$(4,702,190)

Net Assets
At beginning of year	$65,844,128	$725,309,139
At end of year	$72,315,278	$720,606,949

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(67,566)	$35,110

*	At the close of business on February 22, 2013, Class B shares of AMT-Free Limited Fund were merged into Class A shares.

23	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2012
Increase (Decrease) in Net Assets	AMT-Free Limited Fund	National Limited Fund
From operations —
Net investment income	$2,092,175	$24,267,919
Net realized loss from investment transactions and financial futures contracts	(543,364)	(9,769,872)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,994,577	41,424,868
Net increase in net assets from operations	$5,543,388	$55,922,915
Distributions to shareholders —
From net investment income
Class A	$(1,640,661)	$(12,451,343)
Class B	(18,984)	(140,451)
Class C	(380,004)	(3,872,293)
Class I	(20,924)	(7,874,711)
Total distributions to shareholders	$(2,060,573)	$(24,338,798)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,472,929	$77,666,882
Class B	209,955	1,275,754
Class C	3,730,763	25,768,328
Class I	1,161,270	101,111,802
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,124,054	9,304,200
Class B	8,910	96,637
Class C	257,746	2,318,441
Class I	19,586	977,800
Cost of shares redeemed
Class A	(14,631,348)	(124,640,493)
Class B	(384,437)	(1,215,310)
Class C	(2,368,845)	(31,643,170)
Class I	(253,350)	(56,495,750)
Issued in connection with tax-free reorganization (see Note 12)
Class A	—	33,127,013
Class B	—	469,668
Class C	—	3,188,414
Class I	—	998
Net asset value of shares exchanged
Class A	45,000	1,043,808
Class B	(45,000)	(1,043,808)
Net increase (decrease) in net assets from Fund share transactions	$(2,652,767)	$41,311,214

Net increase in net assets	$830,048	$72,895,331

Net Assets
At beginning of year	$65,014,080	$652,413,808
At end of year	$65,844,128	$725,309,139

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(67,566)	$68,168

24	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights

	AMT-Free Limited Fund — Class A
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$10.270	$9.730	$9.940	$9.470	$9.890

Income (Loss) From Operations
Net investment income(1)	$0.314	$0.341	$0.342	$0.343	$0.343
Net realized and unrealized gain (loss)	0.144	0.535	(0.213)	0.462	(0.377)

Total income (loss) from operations	$0.458	$0.876	$0.129	$0.805	$(0.034)

Less Distributions
From net investment income	$(0.308)	$(0.336)	$(0.339)	$(0.335)	$(0.386)

Total distributions	$(0.308)	$(0.336)	$(0.339)	$(0.335)	$(0.386)

Net asset value — End of year	$10.420	$10.270	$9.730	$9.940	$9.470

Total Return(2)	4.49%	9.13%	1.25%	8.58%	(0.33)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,528	$48,354	$50,692	$56,413	$49,188
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.86%	0.89%	0.87%	0.91%	0.98%
Expenses after custodian fee reduction	0.86%	0.89%	0.87%	0.91%	0.95%
Net investment income	3.01%	3.37%	3.41%	3.47%	3.58%
Portfolio Turnover	32%	12%	11%	34%	78%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

25	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	AMT-Free Limited Fund — Class C
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$9.700	$9.190	$9.390	$8.950	$9.340

Income (Loss) From Operations
Net investment income(1)	$0.223	$0.249	$0.252	$0.253	$0.256
Net realized and unrealized gain (loss)	0.134	0.507	(0.203)	0.435	(0.352)

Total income (loss) from operations	$0.357	$0.756	$0.049	$0.688	$(0.096)

Less Distributions
From net investment income	$(0.217)	$(0.246)	$(0.249)	$(0.248)	$(0.294)

Total distributions	$(0.217)	$(0.246)	$(0.249)	$(0.248)	$(0.294)

Net asset value — End of year	$9.840	$9.700	$9.190	$9.390	$8.950

Total Return(2)	3.69%	8.32%	0.47%	7.74%	(1.02)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,640	$15,867	$13,477	$14,598	$10,743
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61%	1.63%	1.62%	1.66%	1.74%
Expenses after custodian fee reduction	1.61%	1.63%	1.62%	1.66%	1.71%
Net investment income	2.26%	2.61%	2.67%	2.71%	2.82%
Portfolio Turnover	32%	12%	11%	34%	78%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

26	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	AMT-Free Limited Fund — Class I
	Year Ended March 31,		Period Ended March 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$10.270	$9.730	$10.160

Income (Loss) From Operations
Net investment income	$0.323 (2)	$0.351 (2)	$0.235
Net realized and unrealized gain (loss)	0.161	0.540	(0.430)

Total income (loss) from operations	$0.484	$0.891	$(0.195)

Less Distributions
From net investment income	$(0.324)	$(0.351)	$(0.235)

Total distributions	$(0.324)	$(0.351)	$(0.235)

Net asset value — End of period	$10.430	$10.270	$9.730

Total Return(3)	4.74%	9.29%	(2.11	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,148	$1,026	$78
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.71%	0.73%	0.72	%(6)
Net investment income	3.09%	3.44%	3.76	%(6)
Portfolio Turnover	32%	12%	11	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

27	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Limited Fund — Class A
	Year Ended March 31,
	2013	2012		2011	2010	2009
Net asset value — Beginning of year	$10.230	$9.750		$10.010	$9.200	$9.930

Income (Loss) From Operations
Net investment income(1)	$0.336	$0.364		$0.382	$0.398	$0.394
Net realized and unrealized gain (loss)	0.152	0.482		(0.263)	0.804	(0.733)

Total income (loss) from operations	$0.488	$0.846		$0.119	$1.202	$(0.339)

Less Distributions
From net investment income	$(0.338)	$(0.366)		$(0.379)	$(0.392)	$(0.391)

Total distributions	$(0.338)	$(0.366)		$(0.379)	$(0.392)	$(0.391)

Net asset value — End of year	$10.380	$10.230		$9.750	$10.010	$9.200

Total Return(2)	4.88%	8.69%		1.17%	13.22%	(3.50)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$343,994	$351,754		$339,380	$410,009	$500,869
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66%	0.68%		0.69%	0.71%	0.72%
Interest and fee expense(3)	—	0.00	%(4)	0.01%	0.01%	0.02%
Total expenses before custodian fee reduction	0.66%	0.68%		0.70%	0.72%	0.74%
Expenses after custodian fee reduction excluding interest and fees	0.66%	0.68%		0.69%	0.71%	0.71%
Net investment income	3.22%	3.61%		3.82%	4.05%	4.12%
Portfolio Turnover	14%	16%		21%	14%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Amount is less than 0.005%.

28	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Limited Fund — Class B
	Year Ended March 31,
	2013	2012		2011	2010	2009
Net asset value — Beginning of year	$10.230	$9.760		$10.020	$9.200	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.258	$0.289		$0.307	$0.324	$0.322
Net realized and unrealized gain (loss)	0.162	0.471		(0.263)	0.815	(0.745)

Total income (loss) from operations	$0.420	$0.760		$0.044	$1.139	$(0.423)

Less Distributions
From net investment income	$(0.260)	$(0.290)		$(0.304)	$(0.319)	$(0.317)

Total distributions	$(0.260)	$(0.290)		$(0.304)	$(0.319)	$(0.317)

Net asset value — End of year	$10.390	$10.230		$9.760	$10.020	$9.200

Total Return(2)	4.10%	7.88%		0.42%	12.50%	(4.34)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,553	$4,768		$4,955	$6,157	$6,130
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41%	1.43%		1.44%	1.46%	1.47%
Interest and fee expense(3)	—	0.00	%(4)	0.01%	0.01%	0.02%
Total expenses before custodian fee reduction	1.41%	1.43%		1.45%	1.47%	1.49%
Expenses after custodian fee reduction excluding interest and fees	1.41%	1.43%		1.44%	1.46%	1.46%
Net investment income	2.48%	2.86%		3.06%	3.29%	3.37%
Portfolio Turnover	14%	16%		21%	14%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Amount is less than 0.005%.

29	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Limited Fund — Class C
	Year Ended March 31,
	2013	2012		2011	2010	2009
Net asset value — Beginning of year	$9.590	$9.150		$9.390	$8.630	$9.310

Income (Loss) From Operations
Net investment income(1)	$0.241	$0.271		$0.287	$0.303	$0.302
Net realized and unrealized gain (loss)	0.152	0.441		(0.242)	0.756	(0.685)

Total income (loss) from operations	$0.393	$0.712		$0.045	$1.059	$(0.383)

Less Distributions
From net investment income	$(0.243)	$(0.272)		$(0.285)	$(0.299)	$(0.297)

Total distributions	$(0.243)	$(0.272)		$(0.285)	$(0.299)	$(0.297)

Net asset value — End of year	$9.740	$9.590		$9.150	$9.390	$8.630

Total Return(2)	4.10%	7.87%		0.46%	12.39%	(4.20)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$144,911	$138,971		$133,071	$143,883	$104,893
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41%	1.43%		1.44%	1.46%	1.47%
Interest and fee expense(3)	—	0.00	%(4)	0.01%	0.01%	0.02%
Total expenses before custodian fee reduction	1.41%	1.43%		1.45%	1.47%	1.49%
Expenses after custodian fee reduction excluding interest and fees	1.41%	1.43%		1.44%	1.46%	1.46%
Net investment income	2.47%	2.86%		3.06%	3.28%	3.38%
Portfolio Turnover	14%	16%		21%	14%	33%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(4)	Amount is less than 0.005%.

30	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	National Limited Fund — Class I
	Year Ended March 31,				Period Ended March 31, 2010(1)
	2013	2012		2011
Net asset value — Beginning of year	$10.230	$9.760		$10.010	$10.180

Income (Loss) From Operations
Net investment income(2)	$0.351	$0.378		$0.395	$0.206
Net realized and unrealized gain (loss)	0.152	0.473		(0.251)	(0.190)

Total income from operations	$0.503	$0.851		$0.144	$0.016

Less Distributions
From net investment income	$(0.353)	$(0.381)		$(0.394)	$(0.186)

Total distributions	$(0.353)	$(0.381)		$(0.394)	$(0.186)

Net asset value — End of year	$10.380	$10.230		$9.760	$10.010

Total Return(3)	5.04%	8.74%		1.43%	0.17	%(4)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$228,148	$229,815		$175,007	$98,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51%	0.53%		0.54%	0.58	%(5)
Interest and fee expense(6)	—	0.00	%(7)	0.01%	0.01	%(5)
Total expenses before custodian fee reduction	0.51%	0.53%		0.55%	0.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.51%	0.53%		0.54%	0.58	%(5)
Net investment income	3.37%	3.75%		3.95%	4.11	%(5)
Portfolio Turnover	14%	16%		21%	14	%(8)

(1)	For the period from the commencement of operations on October 1, 2009 to March 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.005%.

(8)	For the Fund’s year ended March 31, 2010.

31	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (AMT-Free Limited Fund) and Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and limited principal fluctuation. The AMT-Free Limited Fund offers three classes of shares and the National Limited Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. The AMT-Free Limited Fund previously offered Class B shares. Such offering was discontinued during the year ended March 31, 2013. At the close of business on February 22, 2013, the AMT-Free Limited Fund’s Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Limited Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2013, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as

32

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Limited Fund	National Limited Fund

March 31, 2014	$—	$213,995
March 31, 2015	25,590	935,617
March 31, 2016	—	7,092,688
March 31, 2017	647,289	12,241,519
March 31, 2018	233,087	12,564,070
March 31, 2019	952,777	6,473,142

Total capital loss carryforward	$1,858,743	$39,521,031

Deferred capital losses	$79,676	$15,181,584

Included in the amounts above for National Limited Fund is a capital loss carryforward of $3,303,292 as a result of reorganization on September 23, 2011 (see Note 12) and November 5, 2010. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

As of March 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third- parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating

33

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

At March 31, 2013, the AMT-Free Limited Fund and National Limited Fund had no Floating Rate Notes outstanding. For the year ended March 31, 2013, the AMT-Free Limited Fund and National Limited Fund had no transactions in residual interest bonds.

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

34

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended March 31, 2013 and March 31, 2012 was as follows:

	Year Ended March 31, 2013
	AMT-Free Limited Fund	National Limited Fund

Distributions declared from:
Tax-exempt income	$1,903,606	$22,582,481
Ordinary income	$1,177	$116,964

	Year Ended March 31, 2012
	AMT-Free Limited Fund	National Limited Fund

Distributions declared from:
Tax-exempt income	$2,060,460	$24,110,701
Ordinary income	$113	$228,097

During the year ended March 31, 2013, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount and expenditures on defaulted bonds:

	AMT-Free Limited Fund	National Limited Fund

Change in:
Paid-in capital	$(995,128)	$(1,431,742)
Accumulated net realized loss	$1,043,365	$1,448,854
Accumulated undistributed (distributions in excess of) net investment income	$(48,237)	$(17,112)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of March 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	AMT-Free Limited Fund	National Limited Fund

Undistributed tax-exempt income	$22,216	$1,018,817
Capital loss carryforward and deferred capital losses	$(1,938,419)	$(54,702,615)
Net unrealized appreciation	$6,694,082	$67,426,765
Other temporary differences	$(81,282)	$(926,077)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, the timing of recognizing distributions to shareholders, expenditures on defaulted bonds, defaulted bond interest and accretion of market discount.

35

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2013, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Limited Fund	National Limited Fund

Investment Adviser Fee	$286,286	$2,952,711
Effective Annual Rate	0.41%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2013 were as follows:

	AMT-Free Limited Fund	National Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,160	$8,730
EVD’s Class A Sales Charges	$6,405	$26,733

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2013 for Class A shares amounted to the following:

	AMT-Free Limited Fund	National Limited Fund

Class A Distribution and Service Fees	$74,762	$521,223

36

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B (prior to the close of business on February 22, 2013 for AMT-Free Limited Fund) and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended March 31, 2013, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized for Class B of the AMT-Free Limited Fund) of the average daily net assets of each Fund’s Class B and Class C shares:

	AMT-Free Limited Fund	National Limited Fund

Class B Distribution Fees	$3,674	$31,724
Class C Distribution Fees	$127,868	$1,084,993

At March 31, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	AMT-Free Limited Fund	National Limited Fund

Class B	$—	$3,966,000
Class C	$12,167,000	$23,920,000

The Class B (prior to the close of business on February 22, 2013 for AMT-Free Limited Fund) and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended March 31, 2013 amounted to the following:

	AMT-Free Limited Fund	National Limited Fund

Class B Service Fees	$735	$6,345
Class C Service Fees	$25,574	$216,999

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares (prior to the close of business on February 22, 2013 for AMT-Free Limited Fund) made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions

37

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended March 31, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Limited Fund	National Limited Fund

Class A	$—	$4,000
Class B	$900	$5,000
Class C	$1,000	$10,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2013 were as follows:

	AMT-Free Limited Fund	National Limited Fund

Purchases	$28,982,583	$101,878,488
Sales	$21,970,074	$121,216,645

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Limited Fund
	Year Ended March 31, 2013
	Class A	Class B(1)	Class C	Class I

Sales	1,223,427	6,223	384,231	386,237
Issued to shareholders electing to receive payments of distributions in Fund shares	112,080	655	27,636	4,564
Redemptions	(1,248,139)	(13,913)	(256,159)	(92,927)
Exchange from Class B shares	7,988	—	—	—
Exchange to Class A shares	—	(7,980)	—	—
Merger from Class B shares	43,217	—	—	—
Merger to Class A shares	—	(43,196)	—	—

Net increase (decrease)	138,573	(58,211)	155,708	297,874

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	833,432	20,854	390,383	114,631
Issued to shareholders electing to receive payments of distributions in Fund shares	111,034	880	26,930	1,918
Redemptions	(1,450,298)	(37,970)	(247,856)	(24,673)
Exchange from Class B shares	4,453	—	—	—
Exchange to Class A shares	—	(4,453)	—	—

Net increase (decrease)	(501,379)	(20,689)	169,457	91,876

38

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

National Limited Fund
	Year Ended March 31, 2013
	Class A	Class B	Class C	Class I

Sales	5,493,353	53,662	2,636,087	8,630,482
Issued to shareholders electing to receive payments of distributions in Fund shares	885,889	8,023	252,753	123,753
Redemptions	(7,742,491)	(88,009)	(2,497,136)	(9,252,363)
Exchange from Class B shares	97,696	—	—	—
Exchange to Class A shares	—	(97,616)	—	—

Net increase (decrease)	(1,265,553)	(123,940)	391,704	(498,128)

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	7,735,677	126,815	2,722,101	10,031,774
Issued to shareholders electing to receive payments of distributions in Fund shares	923,128	9,585	245,188	96,846
Redemptions	(12,414,323)	(120,782)	(3,356,207)	(5,594,372)
Issued in connection with tax-free reorganizations (see Note 12)	3,259,884	46,192	334,479	98
Exchange from Class B shares	103,495	—	—	—
Exchange to Class A shares	—	(103,457)	—	—

Net increase (decrease)	(392,139)	(41,647)	(54,439)	4,534,346

(1)	Offering of Class B shares of the AMT-Free Limited Fund was discontinued during the year ended March 31, 2013 (see Note 1).

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

	AMT-Free Limited Fund	National Limited Fund

Aggregate cost	$66,128,299	$647,174,097

Gross unrealized appreciation	$7,233,149	$70,757,815
Gross unrealized depreciation	(539,067)	(3,331,050)

Net unrealized appreciation	$6,694,082	$67,426,765

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2013, the AMT-Free Limited Fund had a balance outstanding pursuant to this line of credit of $2,500,000, at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2013. The Funds’ average borrowings or allocated fees during the year ended March 31, 2013 were not significant.

39

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

AMT-Free Limited	6/13	75 U.S. 10-Year Treasury Note	Short	$(9,805,527)	$(9,898,828)	$(93,301)
	6/13	8 U.S. 30-Year Treasury Bond	Short	(1,150,067)	(1,155,750)	(5,683)
National Limited	6/13	62 U.S. 10-Year Treasury Note	Short	$(8,105,901)	$(8,183,031)	$(77,130)
	6/13	203 U.S. 30-Year Treasury Bond	Short	(29,182,959)	(29,327,157)	(144,198)

At March 31, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2013 were as follows:

	AMT-Free Limited Fund		National Limited Fund

Liability Derivative:
Futures Contracts	$(98,984	)(1)	$(221,328	)(1)

Total	$(98,984)		$(221,328)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2013 was as follows:

	AMT-Free Limited Fund		National Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(321,867	)(1)	$(2,206,152	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(163,300	)(2)	$(806,314	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

40

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

The average notional amounts of futures contracts outstanding during the year ended March 31, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Limited Fund	National Limited Fund

Average Notional Amount:
Futures Contracts	$8,177,000	$27,700,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$72,822,381	$—	$72,822,381

Total Investments	$—	$72,822,381	$–	$72,822,381

Liability Description

Futures Contracts	$(98,984)	$—	$—	$(98,984)

Total	$(98,984)	$—	$—	$(98,984)

National Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$714,600,862	$—	$714,600,862

Total Investments	$—	$714,600,862	$—	$714,600,862

Liability Description

Futures Contracts	$(221,328)	$—	$—	$(221,328)

Total	$(221,328)	$—	$—	$(221,328)

The Funds held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

41

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

12  Reorganization

As of the close of business on September 23, 2011, the National Limited Fund acquired the net assets of Eaton Vance New Jersey Limited Maturity Municipal Income Fund (New Jersey Limited Fund) pursuant to a plan of reorganization approved by the shareholders of New Jersey Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 3,259,884 shares of Class A of the National Limited Fund (valued at $33,127,013) for the 3,275,936 shares of Class A of New Jersey Limited Fund, 46,192 shares of Class B of the National Limited Fund (valued at $469,668) for the 46,438 shares of Class B of New Jersey Limited Fund, 334,479 shares of Class C of the National Limited Fund (valued at $3,188,414) for the 315,368 shares of Class C of New Jersey Limited Fund, and 98 shares of Class I of the National Limited Fund (valued at $998) for the 99 shares of Class I of New Jersey Limited Fund each outstanding on September 23, 2011. The investment portfolio of New Jersey Limited Fund, with a fair value of $36,398,464 and identified cost of $33,146,730 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the New Jersey Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $676,048,146. The net assets of New Jersey Limited Fund at that date of $36,786,093, including $2,702,517 of accumulated net realized losses and $3,251,734 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $712,834,239.

Assuming the acquisition had been completed on April 1, 2011, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the year ended March 31, 2012 were as follows:

Net investment income	$24,865,260
Net realized loss	$(10,056,213)
Net increase in net assets from operations	$58,599,841

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of New Jersey Limited Fund since September 23, 2011 through the period ended March 31, 2012.

42

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and Eaton Vance National Limited Maturity Municipal Income Fund as of March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2013

43

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

AMT-Free Limited Maturity Municipal Income Fund	99.94%
National Limited Maturity Municipal Income Fund	99.48%

44

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 184 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

45

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

439-5/13	LNAMTSRC

Eaton Vance

Limited Maturity Municipal

Income Funds

Annual Report

March 31, 2013

Massachusetts    •    New York    •    Pennsylvania

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2013

Eaton Vance

Limited Maturity Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Massachusetts Limited Maturity Municipal Income Fund	4
New York Limited Maturity Municipal Income Fund	6
Pennsylvania Limited Maturity Municipal Income Fund	8

Endnotes and Additional Disclosures	10

Fund Expenses	11

Financial Statements	13

Report of Independent Registered Public Accounting Firm	46

Federal Tax Information	47

Management and Organization	48

Important Notices	50

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Two intertwined forces dominated fixed-income markets during the one-year period ended March 31, 2013: a low interest-rate environment that drove investors to search for yield and investors’ increased appetite for risk. Highly accommodative monetary policies instituted by central banks around the world pushed interest rates to historic lows. The U.S. Federal Reserve (the Fed) acted several times during the period to maintain downward pressure on rates. In the spring of 2012, the Fed extended Operation Twist, the central bank’s swapping of its short-term holdings for long-term Treasury bonds. In September 2012, the Fed began purchasing approximately $40 billion of agency mortgage-backed securities (MBS) monthly. And in December 2012, it replaced Operation Twist, which was expiring, with outright purchases of approximately $45 billion more of Treasuries each month — for a combined monthly total of about $85 billion in quantitative easing. This downward pressure on yields drove investors to look elsewhere for income. The result was that many investors increased their allocation to higher-yielding bonds, which pushed up prices for those securities.

At the same time, improving economic conditions made fixed-income investors more comfortable with riskier asset classes. In the United States, unemployment began to decline, and the battered housing market appeared to be finally turning around. Overseas, actions by the European Central Bank calmed many investors’ fears that Europe’s debt crisis would lead to a fracturing of the eurozone. Just weeks before period-end, however, a bank crisis in Cyprus reminded investors that Europe’s economic woes are not over.

Against this backdrop, municipal bonds rallied during the one-year period ended March 31, 2013, led by the long end of the yield curve and lower credit-quality6 bonds. The Barclays Capital Municipal Bond Index2, a measure of the broad U.S. municipal bond market, returned 5.25% for the period. During the same time frame, the Funds’ benchmark, the Barclays Capital 7 Year Municipal Bond Index (the Index) — an unmanaged index of municipal bonds traded in the United States with maturities ranging from six to eight years — rose 4.41%.

As yields on high-quality bonds fell, investors moved out on the yield curve, buying longer-maturity municipal bonds to potentially take advantage of higher yields at the long end of the yield curve. In their quest for income, investors also favored lower-quality, higher-yielding issues. As a result, longer-duration7, lower-credit-quality bonds were the best performers in the municipal space during the period.

The ratio of 10-year AAA municipal yields to 10-year Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax exempt — began the period at 95.48% and ended the period at 103.24%. Therefore, for the one-year period ended March 31, 2013, Treasuries outperformed municipal bonds. However, at period-end, municipal bonds were attractive relative to Treasuries because they offered higher yields than Treasuries, on both an absolute and tax-equivalent basis.

Fund Performance

For the fiscal year ended March 31, 2013, the Massachusetts, New York, and Pennsylvania Funds’ shares at net asset value (NAV) underperformed the 4.41% return of the Index.

The Funds’ overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Funds seek to maintain a dollar-weighted average portfolio duration of between three and nine years to attempt to capture potentially more attractive yields compared with shorter-maturity bonds, but seek to avoid the potentially higher interest-rate risk and volatility of longer-maturity bonds.

While the Index includes only bonds with maturities of six to eight years, the Funds may invest in individual municipal obligations of any maturity and own some longer-maturity bonds in order to capture their potentially higher yields and greater tax-exempt income payments.8 The Funds hedge to various degrees against the greater potential risk of volatility in the area of the yield curve beyond eight years by using Treasury futures in seeking to provide some downside protection.

For the 12-month period, the Funds’ underperformance relative to the Index resulted in part from this hedging strategy. Hedging interest-rate volatility through the use of Treasury futures, a risk management strategy, is intended to moderate performance versus the Index and volatility on both the upside and the downside. So in a period when municipal and Treasury bonds saw strong performance versus the Index, the Funds’ hedge mitigated a portion of the Funds’ positive performance versus the Index and, as intended, reduced the Funds’ volatility during the period.

In contrast, the Funds’ strategy of overweighting longer-maturity bonds, relative to the Index, contributed to performance versus the Index during a period when longer-maturity bonds outperformed. Specifically, performance versus the Index of all three Funds benefited from an overweighting in bonds with maturities of 10 years and longer, which are not held by the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Management’s Discussion of Fund Performance1 — continued

State-specific Results

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of 3.13%, underperforming the 4.41% return of the Index. In addition to the hedging strategy, a relative underweighting in A-rated bonds, the best-performing ratings category in the Index, also detracted from performance versus the Index, as did security selection in AA-rated and BBB-rated issues. An overweighting in escrowed bonds, which historically tend to underperform in a falling rate environment, hurt relative performance versus the Index as well. Performance relative to the Index was helped, however, by an overweighting in bonds with maturities longer than 10 years, as mentioned earlier. Security selection in A-rated bonds and an overweighting and security selection in the hospital sector also contributed to relative performance versus the Index.

Eaton Vance New York Limited Maturity Municipal Income Fund’s Class A shares at NAV returned 3.65%, trailing the 4.41% return of the Index. In addition to the hedging strategy, security selection in AAA-rated bonds, BBB-rated bonds and zero-coupon bonds all detracted from relative performance versus the Index. In contrast, relative contributors to performance versus the Index included security selection in AA-rated bonds, an overweighting and security selection in hospital and industrial development revenue bonds and, as mentioned above, an overweighting in bonds with maturities longer than 10 years.

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of 4.11%, lagging the 4.41% return of the Index. In addition to the hedging strategy, detractors from relative performance versus the Index included security selection in zero-coupon and electric revenue bonds, as well as an overweighting in escrowed bonds. As mentioned earlier, an overweighting in bonds with maturities longer than 10 years helped performance versus the Index. Other contributors to performance versus the Index included security selection in AA-rated issues and an overweighting and security selection in A-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2013

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	06/27/1996	3.13%	4.01%	3.35%	—
Class A with 2.25% Maximum Sales Charge	—	0.76	3.54	3.12	—
Class C at NAV	12/08/1993	2.37	3.24	2.58	—
Class C with 1% Maximum Sales Charge	—	1.37	3.24	2.58	—
Class I at NAV	08/03/2010	3.28	—	—	3.49%
Barclays Capital 7 Year Municipal Bond Index	—	4.41%	6.01%	4.95%	—

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.82%	1.57%	0.66%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.65%	1.96%	2.79%
Taxable-Equivalent Distribution Rate			4.94	3.65	5.20
SEC 30-day Yield			1.22	0.51	1.40
Taxable-Equivalent SEC 30-day Yield			2.27	0.95	2.61

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2003	$12,904	N.A.
Class I	$250,000	08/03/2010	$273,950	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2013

Fund Profile

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2013

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	06/27/1996	3.65%	4.00%	3.32%	—
Class A with 2.25% Maximum Sales Charge	—	1.30	3.54	3.09	—
Class B at NAV	05/29/1992	2.78	3.23	2.55	—
Class B with 3% Maximum Sales Charge	—	–0.22	3.23	2.55	—
Class C at NAV	12/08/1993	2.91	3.25	2.55	—
Class C with 1% Maximum Sales Charge	—	1.91	3.25	2.55	—
Class I at NAV	08/03/2010	3.80	—	—	3.74%
Barclays Capital 7 Year Municipal Bond Index	—	4.41%	6.01%	4.95%	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.78%	1.53%	1.53%	0.63%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.83%	2.13%	2.13%	2.96%
Taxable-Equivalent Distribution Rate		5.48	4.13	4.13	5.74
SEC 30-day Yield		1.24	0.51	0.52	1.41
Taxable-Equivalent SEC 30-day Yield		2.40	0.99	1.01	2.73

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	03/31/2003	$12,864	N.A.
Class C	$10,000	03/31/2003	$12,867	N.A.
Class I	$250,000	08/03/2010	$275,650	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2013

Fund Profile

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2013

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	06/27/1996	4.11%	4.12%	3.57%	—
Class A with 2.25% Maximum Sales Charge	—	1.81	3.64	3.34	—
Class C at NAV	12/08/1993	3.40	3.34	2.80	—
Class C with 1% Maximum Sales Charge	—	2.40	3.34	2.80	—
Class I at NAV	08/03/2010	4.27	—	—	3.82%
Barclays Capital 7 Year Municipal Bond Index	—	4.41%	6.01%	4.95%	—

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.83%	1.58%	0.68%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.74%	2.04%	2.88%
Taxable-Equivalent Distribution Rate			4.99	3.72	5.25
SEC 30-day Yield			1.41	0.69	1.55
Taxable-Equivalent SEC 30-day Yield			2.57	1.26	2.83

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2003	$13,187	N.A.
Class I	$250,000	08/03/2010	$276,250	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2013

Fund Profile

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

[8]	A portion of the Funds’ distributions generally will be subject to alternative minimum tax.

Fund profile subject to change due to active management.

Important Notice to Shareholders

At the close of business on February 22, 2013, Class B Shares of Massachusetts Limited Maturity Municipal Income Fund and Pennsylvania Limited Maturity Municipal Income Fund were merged into Class A shares.

10

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$999.90	$3.89	0.78%
Class C	$1,000.00	$996.60	$7.62	1.53%
Class I	$1,000.00	$1,000.60	$3.14	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93	0.78%
Class C	$1,000.00	$1,017.30	$7.70	1.53%
Class I	$1,000.00	$1,021.80	$3.18	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

11

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Fund Expenses — continued

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.00	$3.75	0.75%
Class B	$1,000.00	$1,002.30	$7.49	1.50%
Class C	$1,000.00	$1,001.80	$7.49	1.50%
Class I	$1,000.00	$1,006.70	$3.00	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.78	0.75%
Class B	$1,000.00	$1,017.50	$7.54	1.50%
Class C	$1,000.00	$1,017.50	$7.54	1.50%
Class I	$1,000.00	$1,021.90	$3.02	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.30	$4.05	0.81%
Class C	$1,000.00	$1,003.20	$7.79	1.56%
Class I	$1,000.00	$1,007.10	$3.35	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.08	0.81%
Class C	$1,000.00	$1,017.20	$7.85	1.56%
Class I	$1,000.00	$1,021.60	$3.38	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

12

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.8%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,262,980
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,257,740

		$2,520,720

Education — 15.7%
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	$150	$184,734
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	582,640
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	525	540,619
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,190,310
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,260,482
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,200,220
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,180,842
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	599,440
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	120,192
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	239,954
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	180,207
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	837,735
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,201,860

		$10,319,235

Electric Utilities — 5.0%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	$1,000	$1,213,470
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,000	2,036,660

		$3,250,130

Escrowed / Prerefunded — 7.5%
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	$2,000	$1,977,800
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,100	2,436,420

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	$470	$489,369

		$4,903,589

General Obligations — 26.3%
Andover, 4.00%, 1/15/23	$1,025	$1,211,745
Brookline, 4.00%, 5/15/22	1,195	1,416,637
Burlington, 5.00%, 2/1/15	500	542,495
Burlington, 5.00%, 2/1/16	500	562,735
Cambridge, 5.00%, 1/1/23	850	1,057,391
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	887,616
Duxbury, 4.00%, 9/1/22	1,000	1,179,000
Gloucester, 4.00%, 3/15/22	640	739,501
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,172,080
Medfield, 4.00%, 3/15/22	625	730,519
Melrose, 2.00%, 11/1/22	315	308,933
Melrose, 3.00%, 11/1/20	380	413,710
Southborough, 3.00%, 6/1/21	1,060	1,172,169
Wellesley, 5.00%, 6/1/16	1,100	1,256,662
Wellesley, 5.00%, 6/1/17	1,150	1,357,529
Westwood, 3.00%, 6/1/21	1,320	1,438,536
Weymouth, 4.00%, 9/15/23	660	757,898
Wilmington, 4.00%, 3/15/28	1,000	1,083,400

		$17,288,556

Hospital — 9.0%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$284,623
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	583,850
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	540,275
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,158,960
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	551,502
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	745,273
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	868,972
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,170,810

		$5,904,265

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.6%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$500	$512,895
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	510,475

		$1,023,370

Insured – Education — 1.6%
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,000	$1,029,910

		$1,029,910

Insured – Escrowed / Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$800,157

		$800,157

Insured – General Obligations — 5.8%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,503,841
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,281,050

		$3,784,891

Insured – Hospital — 2.6%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$578,375
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,158,500

		$1,736,875

Insured – Special Tax Revenue — 4.1%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$2,056,112
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	500	624,115

		$2,680,227

Insured – Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,301,310

		$1,301,310

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,156,080
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	608,060

		$1,764,140

Senior Living / Life Care — 1.4%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$455	$455,828
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	300,110
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	180	187,017

		$942,955

Special Tax Revenue — 5.0%
Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$527,980
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,634,278
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,153,490

		$3,315,748

Transportation — 2.7%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$597,330
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,195,860

		$1,793,190

Water and Sewer — 0.8%
Boston Water and Sewer Commission, 4.00%, 11/1/25	$450	$508,144

		$508,144

Total Tax-Exempt Investments — 98.8% (identified cost $59,070,369)		$64,867,412

Other Assets, Less Liabilities — 1.2%		$772,693

Net Assets — 100.0%		$65,640,105

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 17.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 8.6% of total investments.

15	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments

Tax-Exempt Investments — 101.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	$515	$520,248
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,136,750

		$1,656,998

Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$600	$599,976

		$599,976

Education — 7.1%
Madison County Capital Resource Corp., (Colgate University), 5.00%, 7/1/23	$100	$125,011
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,806,510
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	573,619
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/23	500	608,955
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,801,980
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	641,580
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	500	592,985
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,681

		$6,778,321

Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,500	$2,545,825

		$2,545,825

Escrowed / Prerefunded — 3.8%
New York Dormitory Authority, (St. Lawrence University), Escrowed to Maturity, 5.00%, 7/1/14	$1,000	$1,059,050
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,429,284
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,133,220

		$3,621,554

Security	Principal Amount (000’s omitted)	Value

General Obligations — 11.6%
Clarence Central School District, 4.00%, 5/15/20	$300	$348,201
Clarence Central School District, 4.00%, 5/15/21	250	290,008
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	1,010	1,161,116
Ithaca, 3.00%, 2/15/22	630	667,832
Livingston County, 4.50%, 5/1/23	500	592,880
New Rochelle, 5.00%, 3/15/24(1)	1,500	1,809,960
New York, 4.00%, 3/1/23	2,000	2,325,580
New York City, 5.00%, 8/1/24	1,600	1,877,744
Pine Bush Central School District, 4.00%, 5/15/24	300	345,021
Pittsford Central School District, 4.00%, 10/1/22	750	879,652
Pittsford Central School District, 4.00%, 12/15/25	750	855,990

		$11,153,984

Health Care – Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$101,403

		$101,403

Hospital — 6.9%
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	$820	$916,875
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	1,000	1,185,050
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	896,784
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	340	374,354
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,186,520
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	807,022
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	1,130	1,243,757

		$6,610,362

Housing — 2.0%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,071,990
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	824,868

		$1,896,858

Industrial Development Revenue — 3.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$1,500	$1,818,810

16	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	$550	$567,451
Westchester County Local Development Corp., (Kendal Hudson), 3.00%, 1/1/20(1)	625	631,669

		$3,017,930

Insured – Education — 11.2%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,064,980
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	995	1,089,585
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,663,288
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,245,170
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,338,228
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,781,633
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,196,520
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,050,600
New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	320	322,096

		$10,752,100

Insured – Electric Utilities — 1.7%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$493,315
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,116,490

		$1,609,805

Insured – Escrowed / Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$284,718

		$284,718

Insured – General Obligations — 1.5%
Mount Vernon School District, (AGM), 4.50%, 8/15/23	$500	$565,935
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	855,959

		$1,421,894

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 2.0%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,907,520

		$1,907,520

Insured – Lease Revenue / Certificates of Participation — 1.2%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,185,960

		$1,185,960

Insured – Special Tax Revenue — 9.6%
New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,250	$2,249,978
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,235	2,815,429
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,484,300
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,599,015

		$9,148,722

Insured – Transportation — 6.0%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,228,220
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,033,510
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,120,880
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,374,541

		$5,757,151

Lease Revenue / Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$589,005

		$589,005

Other Revenue — 5.3%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$840,307
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,172,490
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	639,711
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,403,236

		$5,055,744

17	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 2.0%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$285	$285,428
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	839,062
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	761,085

		$1,885,575

Solid Waste — 2.4%
Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,318,260

		$2,318,260

Special Tax Revenue — 7.0%
Erie County Fiscal Stability Authority, 5.00%, 3/15/22(1)	$410	$511,659
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	1,900	2,277,416
New York Local Government Assistance Corp., 5.25%, 4/1/16(2)	3,000	3,322,590
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/24	500	616,140

		$6,727,805

Transportation — 6.7%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,151,150
Metropolitan Transportation Authority Dedicated Tax Fund, 4.00%, 11/15/22	1,000	1,149,910
New York Bridge Authority, 5.00%, 1/1/25	530	639,874
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,198,560
Port Authority of New York and New Jersey, 4.00%, 12/1/23	1,000	1,137,390
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,146,470

		$6,423,354

Water and Sewer — 4.3%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,210,970
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,884,604

		$4,095,574

Total Tax-Exempt Investments — 101.4% (identified cost $89,471,325)		$97,146,398

Miscellaneous — 0.5%

Security	Units	Value

Real Estate — 0.5%
CMS Liquidating Trust(3)(4)(5)	150	$480,000

Total Miscellaneous — 0.5% (identified cost $480,000)		$480,000

Total Investments — 101.9% (identified cost $89,951,325)		$97,626,398

Other Assets, Less Liabilities — (1.9)%		$(1,856,012)

Net Assets — 100.0%		$95,770,386

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 32.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.2% to 14.4% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2013, the aggregate value of these securities is $480,000 or 0.5% of the Fund’s net assets.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

18	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments

Tax-Exempt Investments — 97.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$150	$152,624

		$152,624

Education — 14.4%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$118,842
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/25	420	489,628
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	1,150	1,384,140
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,143,282
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,166,820
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,140,830
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/26	460	505,991
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/27	300	356,247
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	624,812
University of Pittsburgh, 5.50%, 9/15/23	750	924,817
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,154,840

		$9,010,249

Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	$1,000	$1,071,900

		$1,071,900

General Obligations — 12.9%
Bucks County, 4.00%, 12/1/28(1)	$750	$826,740
Bucks County, 5.125%, 5/1/21	500	609,240
Chester County, 5.00%, 7/15/28	1,530	1,757,786
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,186,910
Montgomery County, 4.375%, 12/1/31	400	436,788
Mount Lebanon School District, 5.00%, 2/15/28	1,780	2,099,172
Pittsburgh, 5.00%, 9/1/26	1,000	1,153,530

		$8,070,166

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.4%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$594,960
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	598,395
Dauphin County General Authority Health System, (Pinnacle Health System), 4.00%, 6/1/27	750	777,810
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	589,700
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	713,461
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	200,330
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	852,285
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,133,890
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	925	1,064,138

		$6,524,969

Housing — 3.1%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,404,407
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	529,675

		$1,934,082

Industrial Development Revenue — 2.2%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$634,495
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	764,310

		$1,398,805

Insured – Cogeneration — 2.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,325,974

		$1,325,974

Insured – Education — 4.9%
Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,691,820
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	596,450

19	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	$700	$786,310

		$3,074,580

Insured – Escrowed / Prerefunded — 4.4%
Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,000	$1,017,240
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,742,376

		$2,759,616

Insured – General Obligations — 14.2%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,424,437
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	995,122
Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	750	874,275
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,246,530
Philadelphia, (AGM), 5.25%, 12/15/19	750	877,523
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,229,750
Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,000	1,180,910
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,095,880

		$8,924,427

Insured – Hospital — 1.4%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$329,477
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	529,130

		$858,607

Insured – Lease Revenue / Certificates of Participation — 1.7%
Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,000	$1,057,800

		$1,057,800

Insured – Transportation — 2.0%
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22(2)	$1,000	$1,254,670

		$1,254,670

Insured – Water and Sewer — 5.7%
Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$593,080
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	554,225

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	$2,000	$2,391,460

		$3,538,765

Lease Revenue / Certificates of Participation — 1.0%
Commonwealth Financing Authority, 5.00%, 6/1/24	$250	$297,877
Commonwealth Financing Authority, 5.00%, 6/1/25	250	295,285

		$593,162

Other Revenue — 4.5%
Philadelphia Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	$750	$866,722
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	1,705	1,951,458

		$2,818,180

Senior Living / Life Care — 0.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$390	$204,785

		$204,785

Special Tax Revenue — 2.4%
Allegheny County Port Authority, 5.00%, 3/1/25	$555	$636,091
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	750	870,848

		$1,506,939

Transportation — 7.5%
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$935,298
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	570,352
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/24	200	237,632
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,258,440
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	572,290
Philadelphia Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,144,600

		$4,718,612

Total Tax-Exempt Investments — 97.0% (identified cost $55,985,073)		$60,798,912

Other Assets, Less Liabilities — 3.0%		$1,870,728

Net Assets — 100.0%		$62,669,640

20	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

March 31, 2013

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 37.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 19.8% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security is in default and making only partial interest payments.

21	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Statements of Assets and Liabilities

	March 31, 2013
Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
Investments —
Identified cost	$59,070,369	$89,951,325	$55,985,073
Unrealized appreciation	5,797,043	7,675,073	4,813,839
Investments, at value	$64,867,412	$97,626,398	$60,798,912
Cash	$10,390	$28,161	$2,052,098
Restricted cash*	45,000	46,000	150,000
Interest receivable	705,344	1,164,284	646,170
Receivable for Fund shares sold	223,669	153,442	25,541
Receivable for variation margin on open financial futures contracts	1,641	2,156	7,031
Total assets	$65,853,456	$99,020,441	$63,679,752
Liabilities
Payable for when-issued securities	$—	$2,942,519	$823,178
Payable for Fund shares redeemed	44,162	65,987	19,257
Distributions payable	74,632	112,812	70,273
Payable to affiliates:
Investment adviser fee	22,659	33,119	21,668
Distribution and service fees	15,222	29,791	20,746
Accrued expenses	56,676	65,827	54,990
Total liabilities	$213,351	$3,250,055	$1,010,112
Net Assets	$65,640,105	$95,770,386	$62,669,640
Sources of Net Assets
Paid-in capital	$63,238,359	$94,704,646	$61,004,190
Accumulated net realized loss	(3,370,144)	(6,527,898)	(2,965,194)
Accumulated distributions in excess of net investment income	(11,830)	(64,026)	(86,997)
Net unrealized appreciation	5,783,720	7,657,664	4,717,641
Net Assets	$65,640,105	$95,770,386	$62,669,640
Class A Shares
Net Assets	$42,207,677	$59,142,041	$40,543,405
Shares Outstanding	4,108,871	5,680,554	3,949,331
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$10.41	$10.27
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.51	$10.65	$10.51
Class B Shares
Net Assets	$—	$838,265	$—
Shares Outstanding	—	80,574	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$10.40	$—
Class C Shares
Net Assets	$12,845,089	$28,137,292	$20,328,412
Shares Outstanding	1,305,498	2,842,372	2,087,929
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.84	$9.90	$9.74
Class I Shares
Net Assets	$10,587,339	$7,652,788	$1,797,823
Shares Outstanding	1,030,764	735,061	175,186
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$10.41	$10.26

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Statements of Operations

	Year Ended March 31, 2013
Investment Income	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
Interest	$2,339,376	$3,446,927	$2,266,568
Total investment income	$2,339,376	$3,446,927	$2,266,568

Expenses
Investment adviser fee	$265,608	$376,585	$246,754
Distribution and service fees
Class A	65,799	87,341	57,644
Class B	1,560	10,636	3,101
Class C	115,061	242,195	176,902
Trustees’ fees and expenses	3,048	4,044	2,805
Custodian fee	44,865	55,167	42,057
Transfer and dividend disbursing agent fees	25,082	37,634	28,869
Legal and accounting services	42,194	46,551	45,831
Printing and postage	11,009	15,008	13,775
Registration fees	8,314	6,565	2,404
Miscellaneous	17,958	19,966	21,280
Total expenses	$600,498	$901,692	$641,422
Deduct —
Reduction of custodian fee	$1,216	$1,450	$504
Total expense reductions	$1,216	$1,450	$504

Net expenses	$599,282	$900,242	$640,918

Net investment income	$1,740,094	$2,546,685	$1,625,650

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,798	$167,564	$32,777
Financial futures contracts	(150,716)	(166,741)	(250,947)
Net realized gain (loss)	$(140,918)	$823	$(218,170)
Change in unrealized appreciation (depreciation) —
Investments	$336,948	$499,263	$1,018,604
Financial futures contracts	(42,981)	(80,319)	(213,981)
Net change in unrealized appreciation (depreciation)	$293,967	$418,944	$804,623

Net realized and unrealized gain	$153,049	$419,767	$586,453

Net increase in net assets from operations	$1,893,143	$2,966,452	$2,212,103

23	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets

	Year Ended March 31, 2013
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$1,740,094	$2,546,685	$1,625,650
Net realized gain (loss) from investment transactions and financial futures contracts	(140,918)	823	(218,170)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	293,967	418,944	804,623
Net increase in net assets from operations	$1,893,143	$2,966,452	$2,212,103
Distributions to shareholders —
From net investment income
Class A	$(1,224,986)	$(1,752,248)	$(1,134,912)
Class B	(3,579)	(26,804)	(7,663)
Class C	(261,331)	(608,155)	(433,396)
Class I	(245,512)	(149,290)	(38,839)
Total distributions to shareholders	$(1,735,408)	$(2,536,497)	$(1,614,810)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,355,036	$8,595,852	$12,413,426
Class B	—	164,223	55,917
Class C	2,261,251	6,084,805	3,673,521
Class I	6,118,784	4,319,064	938,212
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,013,299	1,556,085	990,734
Class B	3,751	19,351	8,089
Class C	196,912	486,296	294,972
Class I	40,935	141,827	38,234
Cost of shares redeemed
Class A	(7,812,006)	(8,688,801)	(11,063,121)
Class B	(51,994)	(273,355)	(30,258)
Class C	(2,292,245)	(4,386,383)	(2,542,287)
Class I	(1,583,662)	(1,151,209)	(323,001)
Net asset value of shares exchanged
Class A	91,356	396,827	105,387
Class B	(91,356)	(396,827)	(105,387)
Net asset value of shares merged*
Class A	115,764	—	339,884
Class B	(115,764)	—	(339,884)
Net increase in net assets from Fund share transactions	$3,250,061	$6,867,755	$4,454,438

Net increase in net assets	$3,407,796	$7,297,710	$5,051,731

Net Assets
At beginning of year	$62,232,309	$88,472,676	$57,617,909
At end of year	$65,640,105	$95,770,386	$62,669,640

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,830)	$(64,026)	$(86,997)

*	At the close of business on February 22, 2013, Class B shares of Massachusetts Limited Fund and Pennsylvania Limited Fund were merged into Class A shares.

24	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2012
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$1,787,133	$2,771,177	$1,820,871
Net realized loss from investment transactions and financial futures contracts	(668,404)	(1,741,610)	(1,060,680)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,877,315	5,003,602	3,085,452
Net increase in net assets from operations	$3,996,044	$6,033,169	$3,845,643
Distributions to shareholders —
From net investment income
Class A	$(1,426,610)	$(2,029,549)	$(1,298,569)
Class B	(5,673)	(35,561)	(10,981)
Class C	(326,260)	(654,230)	(472,258)
Class I	(23,909)	(70,192)	(32,318)
Tax return of capital
Class A	—	—	(18,388)
Class B	—	—	(155)
Class C	—	—	(6,687)
Class I	—	—	(458)
Total distributions to shareholders	$(1,782,452)	$(2,789,532)	$(1,839,814)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,022,402	$6,968,963	$4,649,361
Class B	125,609	185,900	49,924
Class C	682,789	4,409,996	2,788,697
Class I	6,197,081	4,767,644	1,486,436
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,064,853	1,710,667	1,016,935
Class B	5,711	22,621	10,316
Class C	229,343	476,330	297,025
Class I	12,733	64,531	31,034
Cost of shares redeemed
Class A	(8,945,584)	(15,145,722)	(9,728,577)
Class B	(29,197)	(201,822)	(59,919)
Class C	(2,183,302)	(5,449,746)	(2,369,835)
Class I	(166,766)	(681,406)	(399,864)
Net asset value of shares exchanged
Class A	75,294	170,945	52,871
Class B	(75,294)	(170,945)	(52,871)
Net increase (decrease) in net assets from Fund share transactions	$2,015,672	$(2,872,044)	$(2,228,467)

Net increase (decrease) in net assets	$4,229,264	$371,593	$(222,638)

Net Assets
At beginning of year	$58,003,045	$88,101,083	$57,840,547
At end of year	$62,232,309	$88,472,676	$57,617,909

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,830)	$(80,202)	$(90,805)

25	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights

	Massachusetts Limited Fund — Class A
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$10.240	$9.850	$10.040	$9.560	$9.970

Income (Loss) From Operations
Net investment income(1)	$0.290	$0.331	$0.340	$0.347	$0.360
Net realized and unrealized gain (loss)	0.028	0.390	(0.191)	0.490	(0.407)

Total income (loss) from operations	$0.318	$0.721	$0.149	$0.837	$(0.047)

Less Distributions
From net investment income	$(0.288)	$(0.331)	$(0.339)	$(0.357)	$(0.363)

Total distributions	$(0.288)	$(0.331)	$(0.339)	$(0.357)	$(0.363)

Net asset value — End of year	$10.270	$10.240	$9.850	$10.040	$9.560

Total Return(2)	3.13%	7.43%	1.46%	8.83%	(0.50)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,208	$43,283	$44,351	$52,719	$46,857
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.79%	0.82%	0.81%	0.82%	0.85%
Expenses after custodian fee reduction	0.79%	0.82%	0.81%	0.82%	0.84%
Net investment income	2.80%	3.27%	3.37%	3.47%	3.69%
Portfolio Turnover	7%	19%	2%	11%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

26	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Massachusetts Limited Fund — Class C
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$9.810	$9.430	$9.620	$9.160	$9.550

Income (Loss) From Operations
Net investment income(1)	$0.204	$0.245	$0.253	$0.260	$0.274
Net realized and unrealized gain (loss)	0.028	0.379	(0.191)	0.472	(0.387)

Total income (loss) from operations	$0.232	$0.624	$0.062	$0.732	$(0.113)

Less Distributions
From net investment income	$(0.202)	$(0.244)	$(0.252)	$(0.272)	$(0.277)

Total distributions	$(0.202)	$(0.244)	$(0.252)	$(0.272)	$(0.277)

Net asset value — End of year	$9.840	$9.810	$9.430	$9.620	$9.160

Total Return(2)	2.37%	6.71%	0.62%	8.05%	(1.22)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,845	$12,647	$13,403	$14,807	$12,611
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54%	1.57%	1.56%	1.57%	1.60%
Expenses after custodian fee reduction	1.54%	1.57%	1.56%	1.57%	1.59%
Net investment income	2.05%	2.52%	2.62%	2.71%	2.93%
Portfolio Turnover	7%	19%	2%	11%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

27	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Massachusetts Limited Fund — Class I
	Year Ended March 31,		Period Ended March 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$10.240	$9.850	$10.210

Income (Loss) From Operations
Net investment income	$0.305	$0.346	$0.235
Net realized and unrealized gain (loss)	0.029	0.390	(0.360)

Total income (loss) from operations	$0.334	$0.736	$(0.125)

Less Distributions
From net investment income	$(0.304)	$(0.346)	$(0.235)

Total distributions	$(0.304)	$(0.346)	$(0.235)

Net asset value — End of period	$10.270	$10.240	$9.850

Total Return(2)	3.28%	7.59%	(1.39	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,587	$6,050	$31
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.64%	0.66%	0.67	%(5)
Net investment income	2.93%	3.02%	3.26	%(5)
Portfolio Turnover	7%	19%	2	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	For the Fund’s year ended March 31, 2011.

28	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	New York Limited Fund — Class A
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$10.350	$9.980	$10.190	$9.550	$10.200

Income (Loss) From Operations
Net investment income(1)	$0.316	$0.344	$0.358	$0.368	$0.387
Net realized and unrealized gain (loss)	0.058	0.372	(0.210)	0.644	(0.642)

Total income (loss) from operations	$0.374	$0.716	$0.148	$1.012	$(0.255)

Less Distributions
From net investment income	$(0.314)	$(0.346)	$(0.358)	$(0.372)	$(0.395)

Total distributions	$(0.314)	$(0.346)	$(0.358)	$(0.372)	$(0.395)

Net asset value — End of year	$10.410	$10.350	$9.980	$10.190	$9.550

Total Return(2)	3.65%	7.30%	1.42%	10.72%	(2.56)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,142	$56,993	$61,099	$71,238	$63,159
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.77%	0.78%	0.78%	0.81%	0.80%
Expenses after custodian fee reduction	0.77%	0.78%	0.78%	0.81%	0.79%
Net investment income	3.02%	3.36%	3.50%	3.66%	3.92%
Portfolio Turnover	9%	12%	8%	6%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

29	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	New York Limited Fund — Class B
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$10.350	$9.970	$10.180	$9.540	$10.190

Income (Loss) From Operations
Net investment income(1)	$0.238	$0.267	$0.281	$0.293	$0.312
Net realized and unrealized gain (loss)	0.048	0.382	(0.210)	0.644	(0.643)

Total income (loss) from operations	$0.286	$0.649	$0.071	$0.937	$(0.331)

Less Distributions
From net investment income	$(0.236)	$(0.269)	$(0.281)	$(0.297)	$(0.319)

Total distributions	$(0.236)	$(0.269)	$(0.281)	$(0.297)	$(0.319)

Net asset value — End of year	$10.400	$10.350	$9.970	$10.180	$9.540

Total Return(2)	2.78%	6.60%	0.66%	9.92%	(3.31)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$838	$1,314	$1,428	$1,746	$1,976
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.52%	1.53%	1.53%	1.56%	1.55%
Expenses after custodian fee reduction	1.52%	1.53%	1.53%	1.56%	1.54%
Net investment income	2.28%	2.61%	2.75%	2.92%	3.17%
Portfolio Turnover	9%	12%	8%	6%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

30	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	New York Limited Fund — Class C
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$9.840	$9.490	$9.690	$9.080	$9.690

Income (Loss) From Operations
Net investment income(1)	$0.226	$0.254	$0.267	$0.278	$0.297
Net realized and unrealized gain (loss)	0.058	0.352	(0.200)	0.615	(0.603)

Total income (loss) from operations	$0.284	$0.606	$0.067	$0.893	$(0.306)

Less Distributions
From net investment income	$(0.224)	$(0.256)	$(0.267)	$(0.283)	$(0.304)

Total distributions	$(0.224)	$(0.256)	$(0.267)	$(0.283)	$(0.304)

Net asset value — End of year	$9.900	$9.840	$9.490	$9.690	$9.080

Total Return(2)	2.91%	6.47%	0.66%	9.92%	(3.22)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,137	$25,823	$25,473	$28,326	$22,780
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.52%	1.53%	1.53%	1.56%	1.55%
Expenses after custodian fee reduction	1.52%	1.53%	1.53%	1.56%	1.55%
Net investment income	2.27%	2.61%	2.75%	2.90%	3.17%
Portfolio Turnover	9%	12%	8%	6%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

31	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	New York Limited Fund — Class I
	Year Ended March 31,		Period Ended March 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$10.350	$9.970	$10.330

Income (Loss) From Operations
Net investment income	$0.331	$0.364	$0.250
Net realized and unrealized gain (loss)	0.059	0.378	(0.360)

Total income (loss) from operations	$0.390	$0.742	$(0.110)

Less Distributions
From net investment income	$(0.330)	$(0.362)	$(0.250)

Total distributions	$(0.330)	$(0.362)	$(0.250)

Net asset value — End of period	$10.410	$10.350	$9.970

Total Return(2)	3.80%	7.56%	(1.26	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,653	$4,342	$101
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.62%	0.63%	0.63	%(5)
Net investment income	3.16%	3.41%	3.68	%(5)
Portfolio Turnover	9%	12%	8	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	For the Fund’s year ended March 31, 2011.

32	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Pennsylvania Limited Fund — Class A
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$10.160	$9.810	$10.060	$9.720	$10.030

Income (Loss) From Operations
Net investment income(1)	$0.306	$0.338	$0.371	$0.372	$0.393
Net realized and unrealized gain (loss)	0.108	0.354	(0.252)	0.348	(0.313)

Total income from operations	$0.414	$0.692	$0.119	$0.720	$0.080

Less Distributions
From net investment income	$(0.304)	$(0.337)	$(0.369)	$(0.380)	$(0.390)
Tax return of capital	—	(0.005)	—	—	—

Total distributions	$(0.304)	$(0.342)	$(0.369)	$(0.380)	$(0.390)

Net asset value — End of year	$10.270	$10.160	$9.810	$10.060	$9.720

Total Return(2)	4.11%	7.17%	1.16%	7.49%	0.83%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,543	$37,366	$40,024	$47,779	$36,461
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.83%	0.83%	0.82%	0.84%	0.87%
Expenses after custodian fee reduction	0.83%	0.83%	0.82%	0.84%	0.86%
Net investment income	2.97%	3.36%	3.69%	3.71%	4.00%
Portfolio Turnover	12%	15%	9%	6%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

33	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Pennsylvania Limited Fund — Class C
	Year Ended March 31,
	2013	2012	2011	2010	2009
Net asset value — Beginning of year	$9.640	$9.300	$9.540	$9.210	$9.510

Income (Loss) From Operations
Net investment income(1)	$0.217	$0.249	$0.280	$0.282	$0.303
Net realized and unrealized gain (loss)	0.098	0.344	(0.241)	0.337	(0.304)

Total income (loss) from operations	$0.315	$0.593	$0.039	$0.619	$(0.001)

Less Distributions
From net investment income	$(0.215)	$(0.249)	$(0.279)	$(0.289)	$(0.299)
Tax return of capital	—	(0.004)	—	—	—

Total distributions	$(0.215)	$(0.253)	$(0.279)	$(0.289)	$(0.299)

Net asset value — End of year	$9.740	$9.640	$9.300	$9.540	$9.210

Total Return(2)	3.40%	6.36%	0.38%	6.78%	(0.01)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,328	$18,710	$17,374	$18,014	$13,884
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.58%	1.58%	1.57%	1.59%	1.62%
Expenses after custodian fee reduction	1.58%	1.58%	1.57%	1.59%	1.61%
Net investment income	2.22%	2.61%	2.95%	2.96%	3.25%
Portfolio Turnover	12%	15%	9%	6%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

34	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Financial Highlights — continued

	Pennsylvania Limited Fund — Class I
	Year Ended March 31,		Period Ended March 31, 2011(1)
	2013	2012
Net asset value — Beginning of period	$10.160	$9.800	$10.160

Income (Loss) From Operations
Net investment income	$0.320	$0.357	$0.249
Net realized and unrealized gain (loss)	0.099	0.359	(0.360)

Total income (loss) from operations	$0.419	$0.716	$(0.111)

Less Distributions
From net investment income	$(0.319)	$(0.351)	$(0.249)
Tax return of capital	—	(0.005)	—

Total distributions	$(0.319)	$(0.356)	$(0.249)

Net asset value — End of period	$10.260	$10.160	$9.800

Total Return(2)	4.27%	7.32%	(1.27	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,798	$1,137	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68%	0.68%	0.67	%(5)
Net investment income	3.10%	3.45%	3.81	%(5)
Portfolio Turnover	12%	15%	9	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	For the Fund’s year ended March 31, 2011.

35	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, three of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund), Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable, and limited principal fluctuation. The Massachusetts Limited Fund and Pennsylvania Limited Fund each offer three classes of shares. The New York Limited Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestments of distributions. The Massachusetts Limited Fund and Pennsylvania Limited Fund previously offered Class B shares. Such offering was discontinued during the year ended March 31, 2013. At the close of business on February 22, 2013, the Class B shares of the Massachusetts Limited Fund and Pennsylvania Limited Fund were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2013, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to

36

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

the utilization of the capital loss carryforwards. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

March 31, 2014	$25,938	$—	$—
March 31, 2015	—	97,867	29,139
March 31, 2016	103,860	394,181	107,086
March 31, 2017	1,158,951	718,716	310,885
March 31, 2018	869,381	2,585,819	975,763
March 31, 2019	435,325	1,022,603	356,407

Total capital loss carryforward	$2,593,455	$4,819,186	$1,779,280

Deferred capital losses	$820,025	$1,788,591	$1,323,555

As of March 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

37

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2013 and March 31, 2012 was as follows:

	Year Ended March 31, 2013
	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Distributions declared from:
Tax-exempt income	$1,735,408	$2,536,497	$1,614,810

	Year Ended March 31, 2012
	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Distributions declared from:
Tax-exempt income	$1,782,396	$2,789,532	$1,812,801
Ordinary income	$56	$—	$1,325
Tax return of capital	$—	$—	$25,688

During the year ended March 31, 2013, the following amounts were reclassified due to expired capital loss carryfowards and differences between book and tax accounting, primarily for accretion of market discount and defaulted bond interest.

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Change in:
Paid-in capital	$(1,336,686)	$(1,522,094)	$(955,980)
Accumulated net realized loss	$1,341,372	$1,516,106	$963,012
Accumulated distributions in excess of net investment income	$(4,686)	$5,988	$(7,032)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of March 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Undistributed tax-exempt income	$62,802	$48,786	$—
Capital loss carryforward and deferred capital losses	$(3,413,480)	$(6,607,777)	$(3,102,835)
Net unrealized appreciation	$5,827,056	$7,737,543	$4,838,558
Other temporary differences	$(74,632)	$(112,812)	$(70,273)

38

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Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contacts, defaulted bond interest, accretion of market discount and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended March 31, 2013, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Investment Adviser Fee	$265,608	$376,585	$246,754
Effective Annual Rate	0.41%	0.41%	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2013 were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,588	$2,594	$1,758
EVD’s Class A Sales Charges	$6,678	$7,476	$6,706

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2013 for Class A shares amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class A Distribution and Service Fees	$65,799	$87,341	$57,644

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B (prior to the close of business on February 22, 2013 for Massachusetts Limited Fund and Pennsylvania Limited Fund) and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the

39

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended March 31, 2013, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized for Class B of Massachusetts Limited Fund and Pennsylvania Limited Fund) of the average daily net assets of each Fund’s Class B and Class C shares:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class B Distribution Fees	$1,300	$8,863	$2,584
Class C Distribution Fees	$95,884	$201,829	$147,418

At March 31, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class B	$—	$985,000	$—
Class C	$5,931,000	$7,841,000	$7,575,000

The Class B (prior to the close of business on February 22, 2013 for Massachusetts Limited Fund and Pennsylvania Limited Fund) and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended March 31, 2013 amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class B Service Fees	$260	$1,773	$517
Class C Service Fees	$19,177	$40,366	$29,484

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares (prior to the close of business on February 22, 2013 for Massachusetts Limited Fund and Pennsylvania Limited Fund) made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended March 31, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Class A	$5,000	$400	$—
Class B	$900	$900	$50
Class C	$100	$200	$1,600

40

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2013 were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Purchases	$8,729,191	$17,164,712	$8,662,793
Sales	$4,265,000	$8,431,020	$6,773,544

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Year Ended March 31, 2013
	Class A	Class B(1)	Class C	Class I

Sales	517,636	—	227,562	589,210
Issued to shareholders electing to receive payments of distributions in Fund shares	97,941	363	19,872	3,957
Redemptions	(753,316)	(5,015)	(231,236)	(153,228)
Exchange from Class B shares	8,836	—	—	—
Exchange to Class A shares	—	(8,845)	—	—
Merger from Class B shares	11,228	—	—	—
Merger to Class A shares	—	(11,237)	—	—

Net increase (decrease)	(117,675)	(24,734)	16,198	439,939

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	496,011	12,362	70,230	602,721
Issued to shareholders electing to receive payments of distributions in Fund shares	105,062	564	23,632	1,236
Redemptions	(884,559)	(2,884)	(225,154)	(16,274)
Exchange from Class B shares	7,445	—	—	—
Exchange to Class A shares	—	(7,448)	—	—

Net increase (decrease)	(276,041)	2,594	(131,292)	587,683

New York Limited Fund
	Year Ended March 31, 2013
	Class A	Class B	Class C	Class I

Sales	819,358	15,752	611,472	412,206
Issued to shareholders electing to receive payments of distributions in Fund shares	148,819	1,852	48,918	13,567
Redemptions	(830,042)	(26,057)	(441,041)	(110,094)
Exchange from Class B shares	37,984	—	—	—
Exchange to Class A shares	—	(38,019)	—	—

Net increase (decrease)	176,119	(46,472)	219,349	315,679

41

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	680,115	18,189	450,512	468,256
Issued to shareholders electing to receive payments of distributions in Fund shares	167,286	2,214	48,964	6,239
Redemptions	(1,482,954)	(19,747)	(561,436)	(65,237)
Exchange from Class B shares	16,836	—	—	—
Exchange to Class A shares	—	(16,853)	—	—

Net increase (decrease)	(618,717)	(16,197)	(61,960)	409,258

Pennsylvania Limited Fund
	Year Ended March 31, 2013
	Class A	Class B(1)	Class C	Class I

Sales	1,203,645	5,427	375,777	90,883
Issued to shareholders electing to receive payments of distributions in Fund shares	96,288	786	30,225	3,717
Redemptions	(1,071,551)	(2,927)	(259,845)	(31,421)
Exchange from Class B shares	10,234	—	—	—
Exchange to Class A shares	—	(10,234)	—	—
Merger from Class B shares	32,921	—	—	—
Merger to Class A shares	—	(32,918)	—	—

Net increase (decrease)	271,537	(39,866)	146,157	63,179

	Year Ended March 31, 2012
	Class A	Class B	Class C	Class I

Sales	461,429	4,960	291,267	148,484
Issued to shareholders electing to receive payments of distributions in Fund shares	101,145	1,026	31,134	3,074
Redemptions	(970,477)	(5,933)	(248,219)	(39,649)
Exchange from Class B shares	5,227	—	—	—
Exchange to Class A shares	—	(5,226)	—	—

Net increase (decrease)	(402,676)	(5,173)	74,182	111,909

(1)	Offering of Class B shares of Massachusetts Limited Fund and Pennsylvania Limited Fund was discontinued during the year ended March 31, 2013 (see Note 1).

42

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Aggregate cost	$59,040,356	$89,888,855	$55,960,354
Gross unrealized appreciation	$5,909,300	$7,845,512	$5,094,528
Gross unrealized depreciation	(82,244)	(107,969)	(255,970)

Net unrealized appreciation	$5,827,056	$7,737,543	$4,838,558

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds’ average borrowings or allocated fees during the year ended March 31, 2013 were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Massachusetts Limited	6/13	5 U.S. 10-Year Treasury Note	Short	$(653,702)	$(659,922)	$(6,220)
	6/13	10 U.S. 30-Year Treasury Bond	Short	(1,437,584)	(1,444,687)	(7,103)
New York Limited	6/13	6 U.S. 10-Year Treasury Note	Short	$(784,442)	$(791,906)	$(7,464)
	6/13	14 U.S. 30-Year Treasury Bond	Short	(2,012,618)	(2,022,563)	(9,945)
Pennsylvania Limited	6/13	30 U.S. 10-Year Treasury Note	Short	$(3,922,211)	$(3,959,532)	$(37,321)
	6/13	30 U.S. 30-Year Treasury Bond	Short	(4,275,185)	(4,334,062)	(58,877)

At March 31, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

43

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Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2013 were as follows:

	Massachusetts Limited Fund		New York Limited Fund		Pennsylvania Limited Fund

Liability Derivative:
Futures Contracts	$(13,323	)(1)	$(17,409	)(1)	$(96,198	)(1)

Total	$(13,323)		$(17,409)		$(96,198)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2013 was as follows:

	Massachusetts Limited Fund		New York Limited Fund		Pennsylvania Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(150,716	)(1)	$(166,741	)(1)	$(250,947	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(42,981	)(2)	$(80,319	)(2)	$(213,981	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the year ended March 31, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	Massachusetts Limited Fund	New York Limited Fund	Pennsylvania Limited Fund

Average Notional Amount:
Futures Contracts	$1,592,000	$2,046,000	$6,000,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Notes to Financial Statements — continued

At March 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,867,412	$—	$64,867,412

Total Investments	$—	$64,867,412	$—	$64,867,412

Liability Description

Futures Contracts	$(13,323)	$—	$—	$(13,323)

Total	$(13,323)	$—	$—	$(13,323)

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$97,146,398	$—	$97,146,398

Miscellaneous	—	—	480,000	480,000

Total Investments	$—	$97,146,398	$480,000	$97,626,398

Liability Description

Futures Contracts	$(17,409)	$—	$—	$(17,409)

Total	$(17,409)	$—	$—	$(17,409)

Pennsylvania Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,798,912	$—	$60,798,912

Total Investments	$—	$60,798,912	$—	$60,798,912

Liability Description

Futures Contracts	$(96,198)	$—	$—	$(96,198)

Total	$(96,198)	$—	$—	$(96,198)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2013 is not presented.

At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

45

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and broker; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund as of March 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2013

46

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Massachusetts Limited Maturity Municipal Income Fund	100%
New York Limited Maturity Municipal Income Fund	100%
Pennsylvania Limited Maturity Municipal Income Fund	100%

47

Eaton Vance

Limited Maturity Municipal Income Funds

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 184 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 1963	President	Since 2005	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(2) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust since 2007.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

442-5/13	5LTFSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund, Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance National Limited Maturity Municipal Income Fund, Eaton Vance New York Limited Maturity Municipal Income Fund, and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 5 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2012 and March 31, 2013 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/12	03/31/13
Audit Fees	$27,410	$29,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,880	$8,390
All Other Fees(3)	$300	$0

Total	$35,590	$37,490

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/12	03/31/13
Audit Fees	$29,200	$30,930
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,880	$8,390
All Other Fees(3)	$300	$0

Total	$37,380	$39,320

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/12	03/31/13
Audit Fees	$46,958	$50,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,180	$10,740
All Other Fees(3)	$300	$0

Total	$57,438	$61,440

Eaton Vance New York Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/12	03/31/13
Audit Fees	$32,388	$34,730
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,080	$8,590
All Other Fees(3)	$300	0

Total	$40,768	$43,320

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/12	03/31/13
Audit Fees	$27,410	$29,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,880	$8,390
All Other Fees(3)	$300	$0

Total	$35,590	$37,490

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at 3/31/2013, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	03/31/12	03/31/13
Audit Fees	$163,366	$174,560
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$41,900	$44,500
All Other Fees(3)	$1,500	$0

Total	$206,766	$219,060

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/12	03/31/13
Registrant(1)	$43,400	$44,500
Eaton Vance(2)	$356,561	$315,149

(1)	Includes all of the Funds of the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics.

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 15, 2013

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 15, 2013